January 29, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Sound Shore Funds, Inc. (File Nos. 2-96141 and 811-4244)

Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Submitted electronically for filing on behalf of Sound Shore Fund, Inc. (the “Fund”) pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 33 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

This Amendment is being filed to reflect changes to the Fund’s Registration Statement pursuant to the Securities and Exchange Commission’s March 31, 2009 amendments to Form N-1A, in order to enhance the disclosures that are provided to mutual fund investors. The registrant elects to file its updated financial information by a post-effective amendment pursuant to Rule 485(b) prior to the effective date of this Amendment.

Please direct any questions you may have regarding this filing to my attention at (617) 824-1313 and to Margaret A. Bancroft, Esq. at (212) 698-3590.

Sincerely,

/s/ Christine M. Sheridan

Christine M. Sheridan, Esq.

Assistant Secretary to the Registrant

cc: Margaret A. Bancroft, Esq.